Stock-Based Compensation - Stock options (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Number of Shares
Number of Shares, Outstanding - beginning balance	101,494
Number of Shares, Granted	1,438,386
Number of Shares, Exercised	0
Number of Shares, Forfeited or expired	0
Number of Shares, Outstanding - ending balance	1,539,880
Number of Shares, Exercisable	42,289
Weighted Average Exercise Price Per Share
Weighted Average Exercise Price Per Share, Outstanding - beginning balance (in usd per share)	$ 3.97
Weighted Average Exercise Price Per Share, Granted (in usd per share)	$ 18.00
Weighted Average Exercise Price Per Share, Outstanding - ending balance (in usd per share)	$ 17.08
Exercisable at September 30, 2013	$ 3.97
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Remaining Contractual Life, Outstanding - ending balance	9 years 6 months
Weighted Average Remaining Contractual Life, Exercisable	8 years 6 months
Aggregate Intrinsic Value, Outstanding - ending balance	$ 1,424
Aggregate Intrinsic Value, Exercisable	$ 593
Stock options
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair value of underlying common stock (in usd per share)	$ 18.00	$ 3.97
Volatility	40.00%	18.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	1.08%	1.01%
Expected term (years)	6 years 2 months 19 days	5 years 9 months